Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 22,996,377	$ 9,944,748
Financial assets at fair value through profit or loss - current	1,073,229
Financial assets at amortized cost - current	6,871,187	9,008,499
Contract assets	725,441	1,639,893
Accounts receivable	14,041,611	34,821,818
Inventories	68,629	152,227
Prepayments - current	1,266,442	231,531
Other receivables	648,617	19,930
Other current assets	61,803	5,971
Total current assets	47,753,336	55,824,617
Non-current assets
Financial assets at amortized cost - non-current		50,578
Property, plant and equipment	16,132,567	34,395,070
Right-of-use assets	16,675	123,375
Intangible assets	56,342	3,419,469
Deferred income tax assets	29,905	410,203
Prepayments - non-current	612,982
Other non-current assets	659,071	707,391
Total non-current assets	17,507,542	39,106,086
Total assets	65,260,878	94,930,703
Current liabilities
Short-term borrowings	13,492,935	22,968,092
Contract liabilities	58,475	20,194
Notes payable	602	668
Accounts payable	6,674,528	8,060,501
Other payables	3,620,998	4,532,628
Provisions - current	88,469	152,778
Lease liabilities - current	16,981	54,588
Warrant liabilities	2,042,410
Long-term borrowings, current portion	2,108,896	2,077,634
Other current liabilities, others	152,373	129,356
Total current liabilities	28,256,667	37,996,439
Non-current liabilities
Long-term borrowings	8,251,788	10,751,630
Provisions - non-current	61,057	105,542
Deferred income tax liabilities	148,183	78,402
Lease liabilities - non-current		69,587
Total non-current liabilities	8,461,028	11,005,161
Total liabilities	36,717,695	49,001,600
Share capital
Ordinary share	7,136	6,191,100
Preference share		5,844,892
Advance receipts for share capital		33,720
Capital surplus
Capital surplus	154,730,389	41,301,738
Retained earnings
Accumulated deficit	(96,984,380)	(9,454,565)
Other equity interest
Financial statements translation differences of foreign operations	370,178	2,042,218
Treasury shares	(29,580,140)	(30,000)
Equity attributable to owners of the parent	28,543,183	45,929,103
Total equity	28,543,183	45,929,103
Significant contingent liabilities and unrecognized contract commitments
Total liabilities and equity	$ 65,260,878	$ 94,930,703